UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2012

Check here if Amendment __; Amendment Number:
     This Amendment (Check only one.):             __ is a restatement.
                                                   __ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Locust Wood Capital Advisers, LLC
Address:         1540 Broadway
                 Suite 1510
                 New York, NY   10036

Form 13F File Number: 28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Paul Morris
Title:          Chief Financial Officer
Phone:          (212) 354-0193

Signature, Place and Date of Signing:

    /s/   Paul Morris        New York, NY               May 4, 2012

Report Type (Check only one.):

X    13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

__   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings  are  reported  by  other  reporting  manager(s).)

__   13F  COMBINATION  REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:  $321,556 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the managers filing this report.

No.     Form 13F File Number          Name

1.      28-11881                      Locust Wood Capital, LP

           COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7             COLUMN 8
                                                                    Shares or
                                 Title of                  Value X     PRN      SH/ Put/ Investment   Other      Voting Authority
Name of Issuer                   Class        CUSIP        $1000      amount    PRN Call Discretion  Managers   Sole   Shared   None

ADVISORSHARES ACTIVE BEAR ETF    COM         00768Y883     2,178      105,700   SH          SOLE       NONE             2,178
ALLEGHANY CORP (DEL) COM STK     COM         017175100     5,202       15,804   SH          SOLE       NONE             5,202
APPLE INC COM STK                COM         037833100    16,458       27,450   SH          SOLE       NONE            16,458
ATLAS ENERGY LP COM STK          COM         04930A104     2,215       67,125   SH          SOLE       NONE             2,215
ATLAS PIPELINE PARTNERS LP COM   UNIT LTD
  STK                            PARTNER     049392103       170        4,800   SH          SOLE       NONE               170
ATLS RSR PTNR WI                 UNIT LTD
                                 PARTNER     04941A101     6,360      228,195   SH          SOLE       NONE             6,360
BERKSHIRE HATHAWAY CL A INC DEL  COM         084670108    10,118           83   SH          SOLE       NONE            10,118
BERKSHIRE HATHAWAY INC CLASS B   CLASS B
  COM                            COM         084670702    19,527      240,630   SH          SOLE       NONE            19,527
BROOKFIELD RESIDENTIAL
PROPERTIES INC                   COM         11283W104     2,938      277,700   SH          SOLE       NONE             2,938
CANADIAN PACIFIC RAILWAY ORD     COM         13645T100     6,399       84,250   SH          SOLE       NONE             6,399
CITIGROUP INC COM STK            COM         172967424     2,116       57,900   SH          SOLE       NONE             2,116
CITIGROUP INC CONV PFD
  12/15/2012                     PREFERRED   172967416     4,051       39,200   SH          SOLE       NONE             4,051
DOW CHEMICAL CORP COM STK        COM         260543103     1,940       56,000   SH          SOLE       NONE             1,940
ECOLAB INC COM STK               COM         278865100    15,597      252,700   SH          SOLE       NONE            15,597
EL PASO CORP COM                 COM         28336L109    27,378      926,500   SH          SOLE       NONE            27,378
EQT CORP COM STK                 COM         26884L109     4,320       89,600   SH          SOLE       NONE             4,320
EXXON MOBIL CORP COM STK         COM         30231G102     2,298       26,500   SH          SOLE       NONE             2,298
FORD MOTOR WRNT EXP 01/01/2013   WARRANTS    345370134        10        2,800   SH          SOLE       NONE                10
GOLDMAN SACHS GROUP INC COM STK  COM         38141G104     4,726       38,000   SH          SOLE       NONE             4,726
GOOGLE INC CL A COM STK          COM         38259P508    14,749       23,000   SH          SOLE       NONE            14,749
HOWARD HUGHES CORP               COM         44267D107    11,130      174,250   SH          SOLE       NONE            11,130
INTL BUSINESS MACHS CORP COM     COM         459200101     8,429       40,400   SH          SOLE       NONE             8,429
JC PENNEY CO INC COM STK         COM         708160106     6,925      195,450   SH          SOLE       NONE             6,925
JOHNSON & JOHNSON COM            COM         478160104     3,747       56,800   SH          SOLE       NONE             3,747
JPMORGAN CHASE & CO COM          COM         46625H100    11,725      255,000   SH          SOLE       NONE            11,725
KAPSTONE PAPER & PACKAGING
  CORP COM                       COM         48562P103     4,415      224,100   SH          SOLE       NONE             4,415
KKR & CO L P DEL LIMITED         UNIT LTD
  PARTNERSHIP                    PARTNER     48248M102     7,170      483,500   SH          SOLE       NONE             7,170
KRAFT FOODS INC                  COM         50075N104     9,172      241,300   SH          SOLE       NONE             9,172
MACQUARIE INFRASTRUCTURE COMPA
  COM STK                        COM         55608B105     5,105      154,750   SH          SOLE       NONE             5,105
MARATHON PETROLEUM CORP COM STK  COM         56585A102    14,079      324,700   SH          SOLE       NONE            14,079
MARTHA STEWART LIVING OMNIMED
  CL A                           COM         573083102       623      163,600   SH          SOLE       NONE               623
MGIC INVT CORP COM STK           COM         552848103       988      337,000   SH          SOLE       NONE               988
MOTOROLA SOLUTIONS INC           COM         620076307    17,361      341,550   SH          SOLE       NONE            17,361
PFIZER INC                       COM         717081103     9,867      435,725   SH          SOLE       NONE             9,867
QUALCOMM INC COM STK             COM         747525103     9,875      145,100   SH          SOLE       NONE             9,875
STAR GAS PARTNERS L.P. COM STK   UNIT LTD
                                 PARTNER     85512C105     2,183      527,400   SH          SOLE       NONE             2,183
SUNOCO INC COM STK               COM         86764P109     7,247      189,950   SH          SOLE       NONE             7,247
TARGET CORP COM STK              COM         87612E106     7,220      123,900   SH          SOLE       NONE             7,220
TRAVELERS COS INC COM STK        COM         89417E109     4,594       77,600   SH          SOLE       NONE             4,594
VALEANT PHARMACEUTICALS INTERN
  COM                            COM         91911K102     5,476      102,000   SH          SOLE       NONE             5,476
VODAFONE GROUP PLC SP ADR        SPONSORED
                                 ADR         92857W209     8,735      315,700   SH          SOLE       NONE             8,735
WELLS FARGO & CO-CW18 WT
EXP10/28/18                      WARRANTS    949746119       512       50,900   SH          SOLE       NONE               512
WENDYS CO CL A COM STK           COM         95058W100     4,506      899,400   SH          SOLE       NONE             4,506
WR GRACE ORD                     COM         38388F108     5,335       92,300   SH          SOLE       NONE             5,335
YAHOO INC COM STK                COM         984332106     6,390      419,850   SH          SOLE       NONE             6,390